Apr-21-05 09:54am From-NEW YORK STOCK EXCHANGE +212 656 5893 T-698 P.002/003 F-641

Manager
Securities Operations

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

[redacted]

05051489

CEB/NYS

1-32466

NYSE

RECD S.E.C.
APR 2 1 2005
1086

April 21, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531 – STOP 1004
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, Dow 30[SM] Premium & Dividend Income Fund Inc., Common Stock ($.001 par value). The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on April 21, 2005. Tentative listing date – Not yet determined.

Sincerely,

[signature]

PROCESSED
JUN 3 0 2005
THOMSON
FINANCIAL

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